Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000081694 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Fixed Income Fund
Class Name	Class A
Trading Symbol	DHGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%*
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[1]
Net Assets	$ 3,391,000,000
Holdings Count | Holding	550
Investment Company Portfolio Turnover	49.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,391	550	49.58%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/25 ) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000081695 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Fixed Income Fund
Class Name	Class C
Trading Symbol	DHGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.55%*
*	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.55%	[2]
Net Assets	$ 3,391,000,000
Holdings Count | Holding	550
Investment Company Portfolio Turnover	49.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,391	550	49.58%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/25 ) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000031763 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Fixed Income Fund
Class Name	Class I
Trading Symbol	SDGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%*
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[3]
Net Assets	$ 3,391,000,000
Holdings Count | Holding	550
Investment Company Portfolio Turnover	49.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,391	550	49.58%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/25 ) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000130461 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Fixed Income Fund
Class Name	Class Y
Trading Symbol	DSDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$23	0.46%*
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[4]
Net Assets	$ 3,391,000,000
Holdings Count | Holding	550
Investment Company Portfolio Turnover	49.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,391	550	49.58%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/25 ) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.